Note 4 - Cash, Cash Equivalents and Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents and financial assets [text block]
	December 31,
(in thousands of euro)	2017	2018	2019
Cash and cash equivalents	99,367	152,314	202,887
Short-term investments	16,743	15,217	15,978
Cash and cash equivalents and short-term investments	116,110	167,531	218,865
Non-current financial assets	60,469	35,181	37,005
Total cash, cash equivalents and financial assets	176,578	202,712	255,869

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [text block]
(in thousands of euro)	December 31, 2017	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2018
Short-term investments	16,743	-	(2,704)	383	-	794	15,217
Non-current financial assets	60,469	-	(21,513)	(4,169)	(152)	547	35,181
Total	77,212	-	(24,217)	(3,786)	(152)	1341	50,398
(in thousands of euro)	December 31, 2018	Acquisitions	Disposals	Variance of fair value through the consolidated statement of income (loss)	Variance of accrued interests	Foreign currency effect	December 31, 2019
Short-term investments	15,217	-	-	481	-	280	15,978
Non-current financial assets	35,181	-	(2,000)	3,585	237	-	37,005
Total	50,398	-	(2,000)	4,065	237	280	52,983